Employee Benefits - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021 shares	Feb. 28, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options forfeited					8,673,488	9,160,081
Share based compensation by share based award optiong granted during the period					12,738,070	26,253,667
Share based compensation by share based award options outstanding					78,771,852	74,707,270	57,613,684
Allocated share based compensation | $			$ 12,300	$ 500	$ 9,557	$ 7,966
Post-employment benefit expense, defined benefit plans | $					$ 13,371	$ 9,235
Advisors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term			4-year		4-year
Special Growth Shares [member] | Three Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term			one year
Share based compensation by share based award number of shares authorized for issuance		10,150,395
Share based compensation by share based award equity instruments other than options weighted average exercise price of instruments granted | $ / shares		$ 0.03
Share based compensation by share based award equity instruments other than options redemption price per share | $ / shares		$ 0.00001227
Share based compensation by share based award equity instruments other than options grant date fair value | $		$ 9,700
Share based compensation by share based award equity instruments other than options pre equity value | $		$ 3,500,000
Share based compensation by share based award equity instruments other than options volatility rate		54.00%
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options forfeited	34,180,103
New Company Share Options Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award optiong granted during the period	25,566,186
Share based compensation by share based award options outstanding			70,410,659
Share based compensation by share based award options vested out of outstanding options			52,000,990
Share compensation by share based award options vested out of options outstanding weighted average exercise price | $ / shares			$ 0.09
Restricted Share Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based arrangement vesting percentage	25.00%
Share based compensation by share based award equity instruments other than options granted	16,697,963
Share based compensation by share based award equity instruments other than options outstanding			16,697,963
Tranche One [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based arrangement vesting percentage			25.00%		25.00%
Tranche Two [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based arrangement vesting percentage			25.00%		25.00%
Tranche Three [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based arrangement vesting percentage			25.00%		25.00%
Tranche Four [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based arrangement vesting percentage			25.00%		25.00%